Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Summary of the Remuneration of the Key Management Personnel	The remuneration of the key management personnel during the years ended December 31, 2022, 2021 and 2020 was as follows:

	2022	2021	2020
Current employee benefits1)	$3,865	$5,466	$6,153
Pension costs	34	78	115
Share-based payments	1,521	4,351	4,917
Termination benefits	—	406	319
	$5,420	$10,301	$11,504

1) Current employee benefits include salaries, bonuses, other employee benefits, other than those listed in the table and director fees paid in cash. In 2022, it also includes the fees paid to a consultant for the salary of the interim CFO for an amount of $407 covering the period from February 2022 to November 2022.